ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF COMPREHENSIVE LOSS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (105,831)	$ (146,084)	$ (361,307)
Other comprehensive income (loss):
Other comprehensive income (loss)	23,367	(1,078)	(5,890)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	(96,726)	(133,517)	(326,451)
Other comprehensive income (loss):
Foreign currency translation adjustments	21,357	(985)	(5,535)
Other comprehensive income (loss)	21,357	(985)	(5,535)
Total comprehensive loss	$ (75,369)	$ (134,502)	$ (331,986)